Earnings Per Share of Common Stock - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	912,048,072	932,828,295	955,422,530
Add - Incremental shares under stock-based compensation plans (in shares)	2,786,316	3,094,373	2,416,940
Add - Incremental shares associated with contingently issuable shares (in shares)	1,481,326	1,462,957	874,626
Assuming dilution (in shares)	916,315,714	937,385,625	958,714,097
Net income on which basic earnings per share is calculated
Income from continuing operations	$ 8,723	$ 5,758	$ 11,881
Income/(loss) from discontinued operations, net of tax	5	(5)	(9)
Net income on which basic earnings per share is calculated	8,728	5,753	11,872
Net income on which diluted earnings per share is calculated
Income from continuing operations	8,723	5,758	11,881
Net income applicable to contingently issuable shares	(6)	(2)	0
Income from continuing operations on which diluted earnings per share is calculated	8,718	5,756	11,881
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	5	(5)	(9)
Net income on which diluted earnings per share is calculated	$ 8,722	$ 5,752	$ 11,872
Assuming dilution
Continuing operations (in dollars per share) (Note Q)	$ 9.51	$ 6.14	$ 12.39
Discontinued operations (in dollars per share)	0.01	0.00	(0.01)
Total (in dollars per share) (Note Q)	9.52	6.14	12.38
Basic
Continuing operations (in dollars per share) (Note Q)	9.56	6.17	12.44
Discontinued operations (in dollars per share)	0.01	0.00	(0.01)
Total (in dollars per share) (Note Q)	$ 9.57	$ 6.17	$ 12.43